Acquisition - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Billions		12 Months Ended
	May 17, 2017 CAD ($) shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2017 CAD ($)	May 17, 2017 USD ($) shares
Disclosure Of Business Combinations [Line Items]
Non-cash revaluation (gain)			$ 2,555
Acquisition-related costs, excluding common share and debt issuance costs			56
Acquisition related costs, transitional services agreement			$ 40
FCCL [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired	50.00%			50.00%
Description of acquiree		On May 17, 2017, Cenovus acquired from ConocoPhillips a 50 percent interest in FCCL and the majority of ConocoPhillips’ western Canadian conventional crude oil and natural gas assets (the “Acquisition”).
Percentage of ownership interest acquired	50.00%			50.00%
Carrying value of assets	$ 9,700
Non-cash revaluation (gain)	2,600
Non-cash revaluation, after -tax	$ 1,900
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired	50.00%			50.00%
Cash transferred from cash and cash equivalents				$ 10.6
Consideration transferred as common shares | shares	208,000,000	208,000,000		208,000,000
Fair Value of Instruments or Interests Issued or Issuable | $ / shares	$ 12.40
Contingent payments period	five years
Percentage of ownership interest acquired	50.00%			50.00%
Fair Value of Pre-Existing 50 Percent Ownership Interest in FCCL	$ 12,347
Acquisition-related costs, excluding common share and debt issuance costs	$ 56
Transition services agreement period		nine months